MEMBERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2021
MEMBERS' EQUITY
Schedule of preferred interests authorized	Preferred interests authorized, as of June 30, 2021 and December 31, 2020, are as follows:

Class A	73,723,250
Class B	34,023,527
Class C	37,642,050
Class D	36,909,359
Class E	112,949,305